Events After Reporting Period	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
Events after reporting period
27.	Events after reporting period

The Company has evaluated subsequent events from December 31, 2025 through April 30, 2026 which is the date these consolidated financial statements are available to be issued. The following material events occurred after the reporting period:

January 2026 capital restructuring and PIPE financing

In January 2026, the Company moved to a new capital structure that included the introduction of Class C ordinary shares and an expanded authorized share capital framework. Holders of Class C ordinary shares have the right to receive notice of general meetings of the Company, but have no right to attend, speak and vote at general meetings of the Company. Holders of Class C ordinary shares shall not be entitled to vote on all matters subject to the vote at general meetings of the Company (other than at separate general meetings of the holders of the Class C ordinary shares, where each Class C ordinary share shall be entitled to one (1) vote on all matters subject to the vote at any such separate general meetings of the holders of the Class C ordinary shares).

On January 29 and 30, 2026, the Company completed a private placement raising gross proceeds of US$17.0 million. The financing resulted in the issuance of 682,731 Class C ordinary shares to investors and 75,000 Class C ordinary shares for advisory services, together with related common warrants and placement agent warrants.

Repurchase of shares from Bliss On Limited

A substantial portion of the January 2026 financing proceeds was used to repurchase 144,973 Class A ordinary shares from Bliss On Limited for approximately US$9.4 million. This transaction materially changed the Company’s post-year-end ownership and voting profile.

Changes in management and governance

On January 30, 2026, Geordan Pursglove became Chief Executive Officer and Anna Skowron became Chief Financial Officer. In connection with this transition, the board was refreshed and governance structures were reconstituted. In February 2026, Nasdaq notified the Company of an audit committee deficiency, which the Company subsequently cured through committee reconstitution and the appointment of additional independent directors, after which Nasdaq confirmed regained compliance.

March 2026 resale registration statement

On March 3, 2026, the Company filed a resale registration statement on Form F-3, which became effective on March 5, 2026. The Form F-3 reflected a capital structure snapshot as of March 3, 2026 of 120,018 Class A ordinary shares, no Class B ordinary shares, and 757,731 Class C ordinary shares outstanding, and stated that no shareholder then held a controlling voting interest. The Form F-3 also registered for resale 7,480,923 Class A ordinary shares, consisting of 6,827,309 conversion shares, 602,410 common warrant shares and 51,205 placement agent warrant shares. These registered resale shares should not be confused with then-current outstanding shares.

Boston Solar non-binding letter of intent (“LOI”)

On March 19, 2026, the Company entered into a non-binding letter of intent to acquire 100% of the outstanding equity interests of The Boston Solar Company. The LOI contemplated total consideration of up to US$9.0 million, assumption of up to US$7.0 million of existing indebtedness, and a potential additional working capital facility of up to US$20.0 million, subject to financing, diligence and execution of definitive documentation. This LOI was non-binding except as expressly stated therein.

Share reorganization and reverse split

During March and April 2026, the Company issued an aggregate of 753,466 Class A ordinary shares upon the exercise of common warrants by certain holders. The shares were issued from the Company’s authorized share capital reserved for issuance upon exercise of the common warrants.

During the same period, certain holders of Class C ordinary shares converted an aggregate of 104,862 Class C ordinary shares into 397,849 Class A ordinary shares in accordance with the terms of the applicable investment documents and the Company’s memorandum and articles of association. The related Class C ordinary shares were cancelled upon conversion, and corresponding Class A ordinary shares were issued to the converting holders.

In addition, due to the applicable beneficial ownership limitation under the relevant transaction documents, 234,180 Class A ordinary shares held by Target Capital 12 LLC were transferred into restricted book-entry position and subsequently cancelled. The cancellation reduced the number of outstanding Class A ordinary shares.

On April 15, 2026, the Company announced a further 1-for-10 reverse stock split, effective April 17, 2026, together with a broader Share Reorganization and adoption of the Sixth Amended and Restated Memorandum and Articles of Association. Immediately prior to the Share Reorganization, the Company reported 1,037,171 Class A ordinary shares, no Class B ordinary shares, and 678,162 Class C ordinary shares outstanding. Following the Share Reorganization, the Company’s authorized capital was reset to 50,000,000 Class A ordinary shares, 25,000 Class B ordinary shares and 5,000,000 Class C ordinary shares, each with a par value of US$0.008. The Company also disclosed post-reorganization issued and outstanding counts of 1,037,171 Class A ordinary shares and 678,162 Class C ordinary shares.